Summary of Significant Accounting Policies (FY) (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Accounting Policies [Abstract]
Reverse Stock Split

(a) Reverse Stock Split

On July 22, 2019, we enacted a 1 for 8 reverse stock split as approved by the shareholders at the Annual Meeting of Stockholders held in June 2019. All share and per share amounts in the condensed consolidated financial statements have been retroactively restated to reflect the reverse stock split.

(a)  Reverse Stock Split

On July 22, 2019, we enacted a 1 for 8 reverse stock split as approved by the shareholders at the Annual Meeting of Stockholders held in June 2019.  All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock split.

Basis of Presentation and Principles of Consolidation

(b) Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements for the periods presented are unaudited. Operating results for the three and six month periods ending December 31, 2019 are not necessarily indicative of results to be expected for the fiscal year ending June 30, 2020.

The condensed consolidated financial statements are in U.S. dollars. Non-controlling interests in consolidated subsidiaries in the consolidated balance sheets represents minority stockholders’ proportionate share of the equity including any contractual relationships in such subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto reported in the Company’s Annual Report on Form 10-K for the year ended June 30, 2019. Significant accounting policies that are new or updated from those presented in the Company’s Annual Report on Form 10-K for the year ended June 30, 2019 are included below. The condensed consolidated financial statements have been prepared in accordance with the rules of the United States Securities and Exchange Commission (“SEC”) for interim financial statements and do not include all annual disclosures required by generally accepted accounting principles in the United States.

The accompanying condensed consolidated interim financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As such, conditions exist the may raise substantial doubt regarding the Company’s ability to continue as a going concern. These condensed consolidated interim financial statements do not give effect to any adjustment that would be necessary should the Company be unable to continue as a going concern and therefore need to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying condensed consolidated interim financial statements. In the opinion of management, all adjustments which are necessary for fair statements of the results for interim periods have been included.

(b)  Basis of Presentation and Principles of Consolidation

The consolidated financial statements are in U.S. dollars.  Non-controlling interests in consolidated subsidiaries in the consolidated balance sheets represents minority stockholders’ proportionate share of the equity including any contractual relationships in such subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Accounting for Variable Interest Entities and Financial Statement Consolidation Criteria

(c) Accounting for Variable Interest Entities (“VIEs”) and Financial Statement Consolidation Criteria

We have equity investments in various privately held entities. We account for these equity investments either under the equity method or the cost method of accounting depending on our ownership interest and the level of our influence in each investment. Investments accounted for under the equity method are recorded based upon the amount of our investment and adjusted each period for our share of the investee’s income or loss. Cost method investments are recorded at cost less any impairments. All investments are reviewed for changes in circumstance or the occurrence of events that suggest an other-than-temporary event where our investment may not be recoverable.

The equity investments which we have entered into may be considered a variable interest entity (“VIE”). We consolidate all VIEs where we are the primary beneficiary. This determination is made at the inception of our involvement with the VIE and is continuously re-assessed. We consider qualitative factors and form a conclusion that we, or another interest holder, has a controlling financial interest in the VIE and, if so, whether it is the primary beneficiary. To determine the primary beneficiary, we consider who has the power to direct activities of the VIE that most significantly impacts the VIE’s performance and has the obligation to absorb losses from or the right to receive benefits of the VIE that could be significant to the VIE. We do not consolidate VIEs where we are not the primary beneficiary. As noted above, we account for these unconsolidated VIEs using either the equity method if we have significant influence but not control, or the cost method and include our net investment on our condensed consolidated balance sheet. Under the equity method, our equity interest in the net income or loss from our investments are recorded in non-operating income/expense on a net basis on our condensed consolidated statements of operations. In the event of a change in ownership, any gain or loss resulting from an investee share issuance is recorded in earnings. Controlling interest is determined by majority ownership interest and the ability to unilaterally direct or cause the direction of management and policies of an entity after considering any third-party participatory rights.

(c)  Accounting for Variable Interest Entities and Financial Statement Consolidation Criteria

We have equity investments in various privately held entities.  We account for these investments either under the equity method or cost method of accounting depending on our ownership interest and the level of our influence in each joint venture.  Investments accounted for under the equity method are recorded based upon the amount of our investment and adjusted each period for our share of the investee’s income or loss.  Cost method investments are recorded at cost less any impairments.  All investments are reviewed for changes in circumstance or the occurrence of events that suggest an other-than-temporary event where our investment may not be recoverable.

The joint ventures which we have entered into may be considered a variable interest entity, (“VIE”).  We consolidate all VIEs where we are the primary beneficiary.  This determination is made at the inception of our involvement with the VIE and is continuously re-assessed.  We consider qualitative factors and form a conclusion that we, or another interest holder, has a controlling financial interest in the VIE and, if so, whether it is the primary beneficiary.  To determine the primary beneficiary, we consider who has the power to direct activities of the VIE that most significantly impacts the VIE’s performance and has the obligation to absorb losses from or the right to receive benefits of the VIE that could be significant to the VIE.  We do not consolidate VIEs where we are not the primary beneficiary.  As noted above, we account for these unconsolidated VIEs using either the equity method if we have significant influence but not control, or the cost method and include our net investment on our consolidated balance sheet.  Under the equity method, our equity interest in the net income or loss from our investments are recorded as non-operating income/expense on a net basis on our consolidated statements of operations.  In the event of a change in ownership, any gain or loss resulting from an investee share issuance is recorded in earnings.  Controlling interest is determined by majority ownership interest and the ability to unilaterally direct or cause the direction of management and policies of an entity after considering any third-party participatory rights.  Our investments are as follows:

We have determined that AFE (as defined in Note 4 – Current Projects – Australian Future Energy Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 65% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in AFE under the equity method.  The carrying value of our investment in AFE as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that BFR (as defined in Note 4 – Current Projects – Batchfire Resources Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have more than an 92% ownership interest nor do we have the power to direct the activities of the VIE.  We account for our investment in BFR under the cost method.  At the time of the spin-off from AFE, the carrying value of our investment in AFE was reduced to zero through equity losses.  As such, the value of our investment in BFR was also zero.  The carrying value of our investment in BFR at both June 30, 2019 and 2018 was zero.

We have determined that CRR (as defined in Note 4 – Current Projects – Cape River Resources Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 63% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in CRR under the equity method.  The carrying value of our investment in CRR as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that TMI (as defined in Note 4 – Current Projects – Townsville Metals Infrastructure Pty Ltd) is a VIE that we are not the primary beneficiary as other shareholders have a 62% ownership interest, we are not the largest shareholder and we do not have the power to direct the activities of the VIE.  We account for our investment in TMI under the equity method.  The carrying value of our investment in TMI as of both June 30, 2019 and June 30, 2018 was zero.

We have determined that SEE (as defined in Note 4 – Current Projects – SES EnCoal Energy sp. z o. o) is a VIE that we are not the primary beneficiary as the ownership of the company is split between two equal shareholders, each with a 50% ownership interest.  We have the power to influence but not direct the activities of the VIE.  We account for our investment in SEE under the equity method.  The initial capitalization of the company was funded in January 2018 with additional funding in March 2018 and in August 2018.  The carrying value of our investment in SEE at June 30, 2019 and 2018 was approximately $19,000 and $35,000 respectively.

We have determined that the Yima Joint Venture (as defined in Note 4 – Current Projects – Yima Joint Venture) is a VIE of which Yima, our joint venture partner, is the primary beneficiary since they have a 75% ownership interest in the Yima Joint Venture and the power to direct the activities of the VIE that most significantly influence the VIE’s performance.  We have also determined that our 25% ownership interest does not allow us to influence the activities of the VIE.  We account for our investment in the Yima Joint Venture under the cost method.  The carrying value of our investment in Yima Joint Venture at June 30, 2019 and June 30, 2018 was zero and approximately $5.0 million respectively.  See Note 4 – Current Projects – Yima Joint Venture for a further discussion of our accounting method.

We have determined that the TSEC Joint Venture (as defined in Note 4- Current Projects – Tianwo-SES Clean Energy Technologies Limited) is a VIE of which STT, the largest joint venture partner, is the primary beneficiary since STT has a 50% ownership interest in the TSEC Joint Venture and has the power to direct the activities of the TSEC Joint Venture that most significantly influence its performance.  We account for our investment in the TSEC Joint Venture under the equity method.  Because of losses sustained by the TSEC Joint Venture, the carrying value of this joint venture at both June 30, 2019 and 2018 was zero.  See Note 4 – Current Projects - Tianwo-SES Clean Energy Technologies Limited for a further discussion of our accounting method.

Revenue Recognition

(d) Revenue Recognition

Technology licensing revenue is typically received over the course of a project’s development as milestones are met. We may receive upfront licensing fee payments when a license agreement is entered into. Typically, the majority of a license fee is due once project financing and equipment installation occur. We recognize license fees as revenue when the license fees become due and payable under the license agreement, subject to the deferral of the amount of the performance guarantee. Fees earned for engineering services, such as services that relate to integrating our technology to a customer’s project, are recognized using the percentage-of-completion method or as services are provided.

There were no license fee revenues was recorded in the three and six months ending December 31, 2019 or 2018. There were no revenues related to the sales of services or equipment in the three and six months ending December 31, 2019 or 2018.

(d) Revenue Recognition

We adopted Accounting Standards Codification No. 606, Revenue from Contracts with Customers (ASC 606) beginning July 1, 2018.  We have elected to adopt ASC 606 under the modified retrospective method, under the modified retrospective method, we applied the guidance retrospectively only to the most current period presented in the Company’s consolidated financial statements.  To do so, we have to recognize the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at the date of initial application with the prior period presented without change.  Since an entity may elect to apply the modified retrospective method to either all contracts as of the date of initial application or only to contracts that are not completed as of this date, we have elected to apply the modified retrospective method only to those contracts not completed before the date of initial application.  Due to the limited number of contracts and revenue related to these contracts, we had no cumulative adjustment.

Technology licensing revenue is typically received over the course of a project’s development as milestones are met.  We may receive upfront licensing fee payments when a license agreement is entered into.  Typically, the majority of a license fee is due once project financing and equipment installation occur.  We recognize license fees as revenue when the license fees become due and payable under the license agreement, subject to the deferral of the amount of the performance guarantee.  Fees earned for engineering services, such as services that relate to integrating our technology to a customer’s project, are recognized using the percentage-of-completion method or as services are provided.

There were no license fee revenues was recorded in the fiscal year ending June 30, 2019 or 2018.  There were no revenues related to the sales of services or equipment in fiscal year ending June 30, 2019.  Revenues of $250,000 related to percentage of completion projects and $1,257,000 related to services provided or due to uncertainty when collected were recorded in the fiscal year ending June 30, 2018.

Use of Estimates

(e) Use of estimates

The preparation of condensed consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Management considers many factors in selecting appropriate operational and financial accounting policies and controls, and in developing the assumptions that are used in the preparation of these consolidated financial statements. Management must apply significant judgment in this process. Among the factors, but not fully inclusive of all factors that may be considered by management in these processes are: the range of accounting policies permitted by accounting principles generally accepted in the United States; management’s understanding of the Company’s business for both historical results and expected future results; the extent to which operational controls exist that provide high degrees of assurance that all desired information to assist in the estimation is available and reliable or whether there is greater uncertainty in the information that is available upon which to base the estimate; expectations of the future performance of the economy, both domestically, and globally, within various areas that serve the Company’s principal customers and suppliers of goods and services; expected rates of exchange, sensitivity and volatility associated with the assumptions used in developing estimates; and whether historical trends are expected to be representative of future trends. The estimation process often times may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that lies within that range of reasonable estimates based upon the risks associated with the variability that might be expected from the future outcome and the factors considered in developing the estimate. Management attempts to use its business and financial accounting judgment in selecting the most appropriate estimate, however, actual amounts could and will differ from those estimates.

(e)  Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes.  Management considers many factors in selecting appropriate operational and financial accounting policies and controls, and in developing the assumptions that are used in the preparation of these consolidated financial statements.  Management must apply significant judgment in this process.  Among the factors, but not fully inclusive of all factors that may be considered by management in these processes are: the range of accounting policies permitted by generally accepted accounting principles in the United States; management’s understanding of the Company’s business for both historical results and expected future results; the extent to which operational controls exist that provide high degrees of assurance that all desired information to assist in the estimation is available and reliable or whether there is greater uncertainty in the information that is available upon which to base the estimate; expectations of the future performance of the economy, both domestically, and globally, within various areas that serve the Company’s principal customers and suppliers of goods and services; expected rates of exchange, sensitivity and volatility associated with the assumptions used in developing estimates; and whether historical trends are expected to be representative of future trends.  The estimation process at times may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that lies within that range of reasonable estimates based upon the risks associated with the variability that might be expected from the future outcome and the factors considered in developing the estimate.  Management attempts to use its business and financial accounting judgment in selecting the most appropriate estimate, however, actual amounts could and will differ from those estimates.

Fair value measurements

(f) Fair value measurements

Accounting standards require that fair value measurements be classified and disclosed in one of the following categories:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement. The Company measures equity investments without readily determinable fair value on a non-recurring basis. The following table summarizes the assets of the Company measured at fair value as of December 31, 2019 and June 30, 2019 (in thousands):

	December 31, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	288	(2)	—		—	288

Liabilities:
Senior secured debenture at fair value	$—		$—		$18,707	$18,707
Derivative Liabilities	—		—		6,284	6,284

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369

Liabilities:
Derivative Liabilities	$—		$—		$87	$87

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	As of	As of
	December 31,	June 30,
	2019	2019

Beginning Balance – Senior secured debenture at fair value	$—	$—
Senior secured debenture issued upon fair value election	18,715	—
Change in fair value	(8)	—
Ending balance - Senior debenture at fair value	$18,707	$—

Beginning Balance - Derivative liabilities	$87	$1,964
Derivative liability modification costs	(53)
Derivative liabilities issued	6,252	—
Exercise of derivative warrants	(889)
Change in fair value	887	(1,877)
Ending balance - Derivative liabilities	$6,284	$87

The carrying values of the certificates of deposit and money market funds approximate fair value, which was estimated using quoted market prices for those or similar investments. The carrying value of other financial instruments, including accounts receivable and accounts payable, approximate their fair values due to the short maturities on those instruments. The senior secured debenture at fair value and derivative liabilities were measured at fair value using a Monte Carlo simulation valuation methodology (See also Note 6 — Derivative Liabilities -Senior Secured Debentures & Debenture Warrants for more details related to the valuation and assumptions of the Company’s derivative liabilities).

(f)   Fair value measurements

Accounting standards require that fair value measurements be classified and disclosed in one of the following categories:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The Company’s financial assets and liabilities are classified based on the lowest level of input that is significant for the fair value measurement.  The following table summarizes the assets of the Company measured at fair value as of June 30, 2019 and June 30, 2018 (in thousands):

	June 30, 2019
	Level 1		Level 2		Level 3	Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—	$50
Money Market Funds	369	(2)	—		—	369
Non-recurring Investment in Yima Joint Venture	—		—		—	—

Liabilities:
Derivative liabilities	$—		$—		$87	$87

	June 30, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Certificates of Deposit	$—		$50	(1)	$—		$50
Money Market Funds	4,345	(2)	—		—		4,345
Non-recurring Investment in Yima Joint Venture	—		—		5,000	(3)	5,000

Liabilities:
Derivative liabilities	$—		$—		$1,964		$1,964

(1)	Amount included in current assets on the Company’s consolidated balance sheets.
(2)	Amount included in cash and cash equivalents on the Company’s consolidated balance sheets.
(3)
Significant unobservable inputs were used to calculate the fair valkue of the investment in Yima Joint Venture.  These inputs included forecasted methanol and coal prices, calculated discount rates and discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative liabilities (in thousands):

	Year ended June 30,
	2019	2018
Beginning balance - investment in Yima joint venture	$5,000	$8,500
Impairments	(5,000)	(3,500)
Ending balance - investment in Yima joint venture	$—	$5,000

	Year ended June 30,
	2019	2018
Beginning balance - derivative liabilities	$1,964	$2,090
Change in fair value	(1,877)	(126)
Ending balance – derivative liabilities	$87	$1,964

The carrying values of the certificates of deposit and money market funds approximate fair value, which were estimated using quoted market prices for those or similar investments.  The carrying value of other financial instruments, including accounts receivable and accounts payable approximate their fair values due to the short maturities on those instruments.  Our Debentures are recorded at face value of $8.0 million and the fair value is unable to be determined due to lack of third-party quotes and the Company’s distressed financial position.  The derivative liabilities are measured at fair value using a Monte Carlo simulation valuation methodology (See also Note 7 – Derivative Liabilities for more details related to valuation and assumptions of the Company’s derivative liabilities).

Derivative Instruments
(g)  Derivative Instruments

We currently do not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.  We account for derivatives in accordance with ASC 815, which establishes accounting and reporting for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation.

Cash and Cash Equivalents		(h) Cash and cash equivalents The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts
(i) Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at historical carrying amounts net of allowance for doubtful accounts.  We establish provisions for losses on accounts receivable if it is determined that collection of all or part of an outstanding balance is not probable.  Collectability is reviewed regularly, an allowance is established or adjusted, as necessary.  As of the fiscal year ending June 30, 2019 and 2018, no allowance for doubtful accounts was necessary.

Property, Plant, and Equipment
(j)  Property, plant, and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by using the straight-line method at rates based on the estimated useful lives of the various classes of property, plant and equipment.  Estimates of useful lives are based upon a variety of factors including durability of the asset, the amount of usage that is expected from the asset, the rate of technological change and the Company’s business plans for the asset.  Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset.  Should the Company change its plans with respect to the use and productivity of property, plant and equipment, it may require a change in the useful life of the asset or incur a charge to reflect the difference between the carrying value of the asset and the proceeds expected to be realized upon the asset’s sale or abandonment.  Expenditures for maintenance and repairs are expensed as incurred and significant major improvements are capitalized and depreciated over the estimated useful life of the asset.

Intangible Assets
(k)   Intangible assets

Intangible assets with indefinite useful lives are not amortized but instead are tested annually for impairment, or immediately if conditions indicate that impairment could exist.  Intangible assets with definite useful lives are amortized over their estimated useful lives and reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.  Substantial judgment is necessary in the determination as to whether an event or circumstance has occurred that may trigger an impairment analysis and in the determination of the related cash flows from the asset.  Estimating cash flows related to long-lived assets is a difficult and subjective process that applies historical experience and future business expectations to revenues and related operating costs of assets.  Should impairment appear to be necessary, subjective judgment must be applied to estimate the fair value of the asset, for which there may be no ready market, which often times results in the use of discounted cash flow analysis and judgmental selection of discount rates to be used in the discounting process.  If the Company determines an asset has been impaired based on the projected undiscounted cash flows of the related asset group, and if the cash flow analysis indicates that the carrying amount of an asset group exceeds related undiscounted cash flows, the carrying value is reduced to the estimated fair value of the asset.  We evaluated such intangibles for impairments and did not record an impairment for the year ended June 30, 2019.

Impairment of Long-lived Assets
(l)   Impairment of long-lived assets

We evaluate our long-lived assets, such as property, plant and equipment, construction-in-progress, and specifically identified intangibles, when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.  When we believe an impairment condition may have occurred, it is required to estimate the undiscounted future cash flows associated with a long-lived asset or group of long-lived assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities for long-lived assets that are expected to be held and used.  If we determine that the undiscounted cash flows from an asset to be held and used are less than the carrying amount of the asset, or if we have classified an asset as held for sale, we estimate fair value to determine the amount of any impairment charge.

Impairment Accounting for Cost Method Investments
(m)  Impairment Accounting for Cost Method Investments

We evaluated the conditions of the Yima Joint Venture to determine whether other-than-temporary decrease in value had occurred as of June 30, 2019 and 2018.  As of June 30, 2019, management determined there was a triggering events related to the value of its investment in the Yima Joint Venture.  The plant production levels exceeded expectations, yet the plant continued to experience losses and an increase in working capital deficits.

In May 2019, the plant was idled to perform its annual maintenance.  Our joint venture partner, Yima, determined the plant would remain idle until it could obtain funds to complete the maintanence and the price of methanol reached an acceptance level, although we are not privy to what the price of methanol must reach to be considered acceptable, the maintenance program was delayed.  The plant remained idled from May 2019 until November 2019.  The restarting of the plant is in line with the winter heating season where the plant provides steam to the city.

At June 30, 2018, management determined there was a triggering event related to the value of its investment in the Yima Joint Venture.  Lower production levels in the fourth quarter reduced the annual production below expectations which resulted in a net increase in the working capital deficit and the debt levels of the joint venture.  Management determined these events in both years were other-than-temporary in nature and therefore conducted an impairment analysis utilizing a discounted cash flow fair market valuation.  In the June 30, 2018 valuation, we also utilized a Black-Scholes Model-Fair Value of Optionality used in valuing companies with substantial amount of debt where a discounted cash flow valuation may be inadequate for estimating fair value.  In the June 30, 2019 valuation, the Black-Scholes Model-Fair Value of Optionality was not available due to the results of the discounted cash flow fair market valuation results.  We did these valuations with the assistance of a third-party valuation expert.  In this valuation, significant unobservable inputs were used to calculate the fair value of the investment.  These inputs included forecasted methanol and coal prices, calculated discount rates and discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture.  The valuation led to the conclusion that the investment in the Yima Joint Venture was impaired as of June 30, 2019 and, therefore, we recorded a $5.0 million impairment for the year ended June 30, 2019.  The previous valuation concluded there was an impairment which resulted in a $3.5 million impairment for the year ended June 30, 2018.  The carrying value of our Yima investment as of June 30, 2019 and June 30, 2018 was zero and $5.0 million respectively.

Income Taxes
(n)  Income taxes

Deferred tax liabilities and assets are determined based on temporary differences between the basis of assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified as long-term asset or long-term liability.  Valuation allowances are established when necessary based upon the judgment of management to reduce deferred tax assets to the amount expected to be realized and could be necessary based upon estimates of future profitability and expenditure levels over specific time horizons in tax jurisdictions.  We recognize the tax benefits from an uncertain tax position when, based on technical merits, it is more likely than not the position will be sustained on examination by the taxing authorities.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law.  The Act provides for numerous significant tax law changes and modifications with varying effective dates, which include reducing the corporate income tax rate from 35% to 21%, creating a territorial tax system, broadening the tax base, and allowing for immediate capital expensing of certain qualified property.  Due to losses recorded in past years and the fact we have offset our net deferred tax assets with a valuation allowance, the Act had a minimal effect.  The Act however does allow for Alternative Minimum Tax (“AMT”) to be refundable over subsequent periods.  The tax benefit of approximately $129,000 was recorded for the fiscal year ending June 30, 2018 includes previously paid AMT tax amounts we paid in past years which are refundable under the Act.

Foreign Currency Remeasurement Gains and Losses
(o)  Foreign currency remeasurement gains and losses

Transactions denominated in Renminbi in SES Shanghai entity are remeasured to its functional currency of U.S. dollars at average exchange rate.  Monetary assets and liabilities are remeasured to U.S. dollars at closing exchange rates, whereas non-monetary assets and liabilities are remeasured to U.S. dollars at historical rates.  Remeasurement gains and losses on monetary assets and liabilities are included in the calculation of net loss.

Stock-based Expense
(p)  Stock-based expense

The Company has a stock-based compensation plan under which stock-based awards have been granted to employees and non-employees.  Stock-based expense is accounted for in accordance with ASC 718, “Compensation – Stock Compensation.”  We establish fair values for our equity awards to determine its cost and recognize the related expense over the appropriate vesting periods.  We recognize expense for stock options, stock warrants, and restricted stock awards.  The fair value of restricted stock awards is based on the market value as of the date of the awards, and for stock-based awards vesting based on service period, the value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period on a straight-line basis for each separately vesting portion of the award as if the award was, in substance, multiple awards.  See Note 14 – Equity – Stock-Based Awards for additional information related to stock-based expense.